Unaudited Condensed Consolidated Statements of Operations And Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 22,193,432	$ 17,829,745
Cost of sales	11,978,297	10,087,397
Gross profit	10,215,135	7,742,348
COSTS AND OPERATING EXPENSES:
Selling expenses	6,232,888	4,677,865
General and administrative expenses	4,811,121	3,048,387
Research and development expenses	700,373	660,321
Total costs and operating expenses	11,744,382	8,386,573
LOSS FROM OPERATIONS	(1,529,247)	(644,225)
OTHER INCOME
Interest (expense) income, net	(402,491)	(233,927)
Foreign exchange (loss) gain	(2,215,653)	967,140
Other income	282,405	156,079
Unrealized loss on change in fair value of OET derivative liability	(1,884,824)
Total other income(loss), net	(4,220,563)	889,292
PROFIT (LOSS) BEFORE INCOME TAX EXPENSES	(5,749,811)	245,067
INCOME TAX EXPENSES	77,236	167,450
NET (LOSS) INCOME	(5,827,047)	77,617
Less: net loss attributable to non-controlling interests
Net (income) loss attributable to the Company’s shareholders	(5,827,047)	77,617
Foreign currency translation adjustment	2,434,922	(1,245,574)
TOTAL COMPREHENSIVE LOSS	$ (3,392,125)	$ (1,167,957)
Weighted average number of shares outstanding, basic (in Shares)	44,766,003	54,554,395
Weighted average number of shares outstanding, diluted (in Shares)	44,766,003	54,554,395
Earnings loss per share, basic (in Dollars per share)	$ (0.13)	$ 0.01
Earnings loss per share, diluted (in Dollars per share)	$ (0.13)	$ 0.01